Contingent Consideration Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of contingent consideration [line items]
Contingent consideration payable	£ 755	£ 837
Novartis [member] | Bottom of range [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.00%
Novartis [member] | Top of range [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	9.00%
Shionogi ViiV healthcare joint venture [member]
Disclosure of fair value of contingent consideration [line items]
Contingent consideration liability discount percentage	8.50%